Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Research and development expenses	$84	$27
Carryforward tax losses, see (2) below	1,604	1,822
Other	11	9
Less - valuation allowance, see (2) below	(1,572)	(1,822)
	$127	$36

Schedule of taxes on income included in statements of operations
	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands
Current:
In Israel	$420	$316	$396
Outside Israel	167	172	44
	587	488	440
Deferred:
In Israel	(59)	(2)	(2)
Outside Israel	(69)	(28)	-
	$459	$458	$438

Schedule of reconciliation of theoretical tax expense
	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,842	$5,523	$5,572

Theoretical tax expense	1,344	1,270	1,281
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(796)	(651)	(772)
	548	619	509
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	52	44	44
Changes in valuation allowance	(152)	(212)	(106)
Other	11	7	(9)
Taxes on income for the reported years:	$459	$458	$438

* As follows:
Taxable in Israel	$5,135	$4,039	$4,751
Taxable outside Israel	707	1,484	821
	$5,842	$5,523	$5,572